LEASES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Operating lease expenses	$ 345,360	$ 250,939	$ 274,707
Profit at lease commencement on sales type leases	$ 16,000	$ 5,000	$ 10,000